Details of Significant Accounts - Current financial assets, schedule of current financial assets at amortized cost (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Details of Significant Accounts [Abstract]
Time deposits with maturities over three months	$ 36,300	$ 36,000